Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,884,638.10
Previously Paid Amount	(0)
Total Fee Amount	53,108.04
Total Offset Amount	(0)
Net Fee	$ 53,108.04